Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data		Total	Deferred Shares [Member]		Ordinary Shares [Member]		Treasury Stock [Member]		Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2010		$ 2,931			$ 854		$ (27)		$ 39,880	$ (37,776)
Balance, shares at Dec. 31, 2010	[1]		17,030		3,973,539		2,125
Conversion of convertible loan from principal shareholder		5,423			269				5,154
Conversion of convertible loan from principal shareholder, shares					1,222,667
Exercise of stock options		36			3				33
Exercise of stock options, shares		12,916			12,916
Stock compensation expense		502							502
Net loss for the year		(3,857)								(3,857)
Balance at Dec. 31, 2011		5,035			1,126		(27)		45,569	(41,663)
Balance, shares at Dec. 31, 2011	[1]		17,030		5,209,122		2,125
Conversion of convertible loan from principal shareholder		8,061			474				7,587
Conversion of convertible loan from principal shareholder, shares					2,265,857
Transaction with related party		(584)							(584)
Issuance of shares to related party		584			44				540
Issuance of shares to related party, shares					218,813
Exercise of stock options, shares
Stock compensation expense		301							301
Net loss for the year		(11,107)								(11,107)
Balance at Dec. 31, 2012		2,290			1,644		(27)		53,413	(52,740)
Balance, shares at Dec. 31, 2012		7,695,917	17,030	[1]	7,693,792	[1]	2,125	[1]
Conversion of convertible loan from principal shareholder		8,546			454				8,092
Conversion of convertible loan from principal shareholder, shares					2,053,398
Issuance of shares		4,929			681				4,248
Issuance of shares, shares					3,000,000
Issuance of Warrants		17							17
Issuance of shares At-The-Market		3			3
Issuance of shares At-The-Market, shares		16,028			16,028
Exercise of stock options, shares
Stock compensation expense		1,172							1,172
Net loss for the year		(9,528)								(9,528)
Balance at Dec. 31, 2013		$ 7,429			$ 2,782		$ (27)		$ 66,942	$ (62,268)
Balance, shares at Dec. 31, 2013		12,765,343	17,030	[1]	12,763,218	[1]	2,125	[1]

[1]	Ordinary Shares - NIS 0.8 par valueAuthorized shares: 50,000,000 and 10,000,000 Ordinary Shares as of December 31, 2013 and 2012 respectively, issued and outstanding Ordinary Shares 12,765,343 and 7,695,917 as of December 31, 2013 and 2012, respectively, (including 2,125 shares are held by a subsidiary) and 12,763,218 and 7,693,792 issued and outstanding as of December 31, 2013 and 2012, respectively, (not including 2,125 held by a subsidiary).Deferred Shares - NIS 0.1 par valueAuthorized shares:20,230 Deferred Shares as of December 31, 2013 and 2012; issued and outstanding 17,030 as of December 31, 2013 and 2012.valueAuthorized shares include 20,230 Deferred Shares, of which 17,030 are issued and outstanding as of December 31, 2013 and 2012.